Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 £ / shares shares
Ordinary shares
Shareholders' equity:
Common stock, par value (in usd per share) | $ / shares	$ 0.000042		$ 0.000042
Common stock, shares authorized (shares)	200,000,000	200,000,000
Common stock, shares, issued (shares)	90,907,830	90,907,830	52,346,231	52,346,231
Common stock, shares outstanding (shares)	90,907,830	90,907,830	52,346,231	52,346,231
Deferred Shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.00001		£ 0.00001
Common stock, shares authorized (shares)	34,425	34,425	34,425	34,425
Common stock, shares, issued (shares)	34,425	34,425	34,425	34,425
Common stock, shares outstanding (shares)	34,425	34,425	34,425	34,425
Deferred B shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.00099		£ 0.00099
Common stock, shares authorized (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Common stock, shares, issued (shares)	88,893,548	88,893,548
Common stock, shares outstanding (shares)	88,893,548	88,893,548	88,893,548	88,893,548
Deferred C shares
Shareholders' equity:
Common stock, par value (in usd per share) | £ / shares		£ 0.000008		£ 0.000008
Common stock, shares authorized (shares)	1	1	1	1
Common stock, shares, issued (shares)	1	1	1	1
Common stock, shares outstanding (shares)	1	1	1	1